ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS - Reconciliation of assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	May 17, 2024
ASSETS
Total current assets from discontinued operations	$ 21.4
Total non-current assets from discontinued operations	0.7
LIABILITIES AND SHAREHOLDERS' EQUITY
Total current liabilities from discontinued operations	8.1
Discontinued operation disposed of by sale | Disposal of businesses in Russia and certain international markets
ASSETS
Cash and cash equivalents		$ 1,174.9
Discontinued operations disposed of by means other than sale | Toloka Group, Inc
ASSETS
Cash and cash equivalents	14.9
Accounts receivable, net	1.9
Prepaid expenses	0.7
VAT reclaimable	1.9
Other current assets	2.0
Total current assets from discontinued operations	21.4
Property and equipment	0.3
Operating lease right-of-use assets	0.2
Deferred tax assets	0.1
Other non-current assets	0.1
Total non-current assets from discontinued operations	0.7
TOTAL ASSETS FROM DISCONTINUED OPERATIONS	22.1
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable, accrued and other liabilities	7.5
Income and non-income taxes payable	0.4
Deferred revenue	0.2
Total current liabilities from discontinued operations	8.1
TOTAL LIABILITIES FROM DISCONTINUED OPERATIONS	$ 8.1